Contingent Liabilities and Financial Commitments - Taxes - Additional Information (Details) - EGYPT - Tax Assessment - British American Tobacco Egypt LLC £ in Millions	6 Months Ended
Jun. 30, 2022 GBP (£) Case
Disclosure Of Commitments And Contingencies [Line Items]
Number of ongoing civil cases | Case	2
Tax assessment | £	£ 26